Financial assets at fair value through the income statement - Disclosure of credit risk of loans and advances designated at fair value and related credit derivatives (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit derivatives | Derivatives
Disclosure of financial assets [line items]
Value mitigated by related credit derivatives	£ 405	£ 613
Changes in fair value during the year ended	0	(5)
Cumulative changes in fair value from inception	0	(5)
Loans and advances
Disclosure of financial assets [line items]
Loans and advances designated at fair value, attributable to credit risk	2,581	3,081
Changes in fair value during the year ended	(1)	3
Cumulative changes in fair value from inception	£ (8)	£ (3)